Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Short-term Debt [Abstract]
Short-term debt, interest rate (percentage)	0.80%	0.20%
Short-term debt	$ 207.6	$ 164.5